Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial Instruments
24.
Derivative financial instruments

Derivative financial instruments: forward agreements

The Group enters into derivative financial instruments to hedge trade receivables denominated in local currencies. Derivative contracts are used to fix the exchange rate at which dLocal converts local currency into the settlement currency (usually US dollars).

During the year-ended December 31, 2023 and 2022, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD as of December 31, 2023	Outstanding balance as of December 31, 2023 - Derivative financial liabilities	Notional amount in USD as of December 31, 2022	Outstanding balance as of December 31, 2022 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	3,715,176	(30)	22,436,774	122
Non-delivery forwards	Sell USD (1)	Brazilian Reais	—	—	(959,141)	(15)
Non-delivery forwards	Buy USD	Argentine Peso	3,400,000	7	6,600,000	(6)
Delivery forwards	Buy USD	Chilean Peso	19,873,706	(174)	18,750,385	(250)
Delivery forwards	Buy USD	Uruguayan Peso	2,552,177	(48)	2,240,602	48
Non-delivery forwards	Buy USD	Egyptian Pound	20,865,500	1,479	12,979,395	1,002
Non-delivery forwards	Buy EUR	Moroccan Dirham	1,490,406	(51)	6,834,496	31
Non-delivery forwards	Sell EUR	Moroccan Dirham	—	—	—	—
Non-delivery forwards	Buy EUR	US Dollar	29,113,656	480	—	—
Non-delivery forwards	Sell EUR	US Dollar	(6,323,275)	(40)	—	—
Non-delivery forwards	Buy USD	Nigerian naira	—	—	8,863,831	(15)
Non-delivery forwards	Buy USD	Indian Rupee	2,397,451	(7)	5,920,282	2
Non-delivery forwards	Sell USD (1)	Indian Rupee	(950,435)	(1)	(566,948)	1
Non-delivery forwards	Buy USD	Southafrican Rand	8,127,767	(230)	5,176,642	(235)
Non-delivery forwards	Sell USD	Southafrican Rand	(2,344,571)	12	(2,626,458)	(11)
Non-delivery forwards	Buy USD	Peruvian Sol	1,200,000	(67)	—	—
Non-delivery forwards	Sell USD	Peruvian Sol	(1,251,563)	62	—	—
Non-delivery forwards	Buy USD	Vietnamese Dong	4,054,096	(32)	—	—
Non-delivery forwards	Buy USD	Moroccan Dirham	6,263,269	(240)	159,000	(12)
Non-delivery forwards	Sell USD	Moroccan Dirham	(3,274,071)	(28)	—	—
Total				1,092		662

(1) The contracts to sell USD are entered into with the purpose of rebalancing and maintaining a hedge ratio that complies with the hedge effectiveness requirements.

During the year ended December 31, 2023, dLocal entered into delivery and non-delivery forward currency contracts with third party financial institutions to hedge trade and other receivables denominated in Brazilian Reais, Argentine Peso, Chilean Peso, Uruguayan Peso, Egyptian Pound, Moroccan, Dirham, Nigerian Naira, Indian Rupee, South African Rand and Costa Rica Colon. The spot element of these forward transactions was elected for hedge accounting and classified as fair value hedge in accordance with IFRS 9. The Group has elected to designate only the spot element of these forward contracts as the hedging instrument, except for hedges of Uruguayan Peso. The Group recognized a net gain on the effective portion of the hedge of USD 17,433 in the line item "Costs of services", which offset foreign exchange losses from the hedged items of USD 17,656 also recognized within “Cost of services”. The loss of USD 28,013 attributable to the forward points of the hedging instruments that were not designated for hedge accounting was recognized in "Finance costs".

During the year ended December 31, 2022, dLocal recognized a net gain of USD 14,559 included in the line item "Costs of services" related to the effective portion of the change in the spot rate of the hedged currency (which offsets a foreign exchange loss of USD 14,832 included in the same line item) and a net loss of USD 18,763 included in the line item "Finance costs" related to the implicit interest rate.